DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	$ 9,966	$ 8,829
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	3,482	3,816
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	$ 6,484	$ 5,013